Vessels, Port Terminal and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	3 Months Ended		4 Months Ended	10 Months Ended	1 Months Ended	5 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 15, 2012	Mar. 26, 2012	Mar. 30, 2012	May 14, 2012	Oct. 25, 2013	Jan. 27, 2014	Jun. 04, 2014	Nov. 24, 2014	Jan. 26, 2014
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	$ 123,541	$ 85,699	$ 38,357
Payments For Construction In Process	45,337	31,398	8,534
Proceeds From Minority Shareholders	3,484	3,905	0
New Panamax Vessel
Property Plant And Equipment [Line Items]
Date of delivery	Q3 2015
Vessel capacity in DWT	84,000 dwt
Total consideration paid/received from acquisition/sale												31,800
New Capesize Vessel
Property Plant And Equipment [Line Items]
Date of delivery	Q4 2015
Vessel capacity in DWT	180,600 dwt
Total consideration paid/received from acquisition/sale												52,000
New Capesize and New Panamax Vessels
Property Plant And Equipment [Line Items]
Payments For Construction In Process	22,112
Navios Buena Ventura
Property Plant And Equipment [Line Items]
Disposal date	Jun. 15, 2012
Year Built	2010
Cash consideration received				67,500
Navios Serenity
Property Plant And Equipment [Line Items]
Year Built	2011
Date of delivery	March 26, 2012
Vessel capacity in DWT	34,690 dwt
Total consideration paid/received from acquisition/sale					26,117
Amount of loan used to finance purchase of vessel					26,000
Navios Centaurus
Property Plant And Equipment [Line Items]
Year Built	2012
Date of delivery	March 30, 2012
Vessel capacity in DWT	81,472 dwt
Cash consideration for purchase of vessel						15,645
Total consideration paid/received from acquisition/sale						37,095
Amount of loan used to finance purchase of vessel						21,450
Navios Avior
Property Plant And Equipment [Line Items]
Year Built	2012
Date of delivery	May 14, 2012
Vessel capacity in DWT	81,355 dwt
Cash consideration for purchase of vessel							18,210
Total consideration paid/received from acquisition/sale							39,094
Amount of loan used to finance purchase of vessel							20,884
Navios Galileo
Property Plant And Equipment [Line Items]
Year Built	2006
Date of delivery	August 26,2013
Vessel capacity in DWT	76,596 dwt
Navios Amitie
Property Plant And Equipment [Line Items]
Year Built	2005
Date of delivery	September 10, 2013
Vessel capacity in DWT	75,395 dwt
Navios Taurus
Property Plant And Equipment [Line Items]
Year Built	2005
Date of delivery	September 17, 2013
Vessel capacity in DWT	76,596 dwt
Navios Northern Star
Property Plant And Equipment [Line Items]
Year Built	2005
Date of delivery	September 19, 2013
Vessel capacity in DWT	75,395 dwt
Navios Galileo/Navios Amitie/Navios Taurus/Navios Northern Star
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	27,795
Total consideration paid/received from acquisition/sale	67,795
Amount of loan used to finance purchase of vessel	40,000
Navios Amalthia
Property Plant And Equipment [Line Items]
Year Built	2006
Date of delivery	October 25,2013
Vessel capacity in DWT	75,318 dwt
Cash consideration for purchase of vessel								2,750
Total consideration paid/received from acquisition/sale								17,904
Amount of loan used to finance purchase of vessel								11,250
Proceeds From Minority Shareholders								3,905
Navios Bonanza
Property Plant And Equipment [Line Items]
Year Built	2006
Date of delivery	January 27,2014
Vessel capacity in DWT	76,596 dwt
Cash consideration for purchase of vessel									2,900
Total consideration paid/received from acquisition/sale									17,634
Amount of loan used to finance purchase of vessel									11,250
Proceeds From Minority Shareholders									3,484
Navios Gem
Property Plant And Equipment [Line Items]
Year Built	2014
Date of delivery	June 4,2014
Vessel capacity in DWT	181,336 dwt
Cash consideration for purchase of vessel										24,368
Total consideration paid/received from acquisition/sale										54,368
Amount of loan used to finance purchase of vessel										30,000
Navios Ray
Property Plant And Equipment [Line Items]
Year Built	2012
Date of delivery	November 24,2014
Vessel capacity in DWT	179,515 dwt
Cash consideration for purchase of vessel											20,539
Total consideration paid/received from acquisition/sale											51,539
Amount of loan used to finance purchase of vessel											$ 31,000